Sale of Fraud and SIU Services (Details) (Fraud and SIU Services, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fraud and SIU Services
Disclosure - Sale Of Fraud and Siu Services [Line Items]
Cash selling price	$ 8,615
Liabilities assumed by purchaser	2,978
Contingent cash consideration received	107
Gross proceeds from sale	11,700
Less: expenses of sale	(829)
Net proceeds from sale	10,871
Less: net book value of assets sold to buyer or written off in connection with the sale	(10,891)
Net loss on the sale of Fraud and SIU Services	$ (20)